Convertible Debentures - Components (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Convertible Debentures
Principal balance	$ 4,900,000
Less: Debentures discount and debts insurance cost	(131,688)
Total	$ 4,768,312	$ 0